Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2015
Metu Brands, Inc [Member]
Schedule of equipment useful life

Depreciation is recorded using the straight-line method over the following useful lives:

Computer equipment	3-10 years
Furniture and fixtures	3-7 years
Test equipment	5-7 years
Signs	7 years
Software	3 years
Marketing and Promotional Video	3 years